AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.3%
Information Technology – 34.5%
Communications Equipment – 1.6%
Arista Networks, Inc.(a)	598,337	$245,132,685
Motorola Solutions, Inc.	302,067	75,090,836

		320,223,521

Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp. – Class A	1,917,479	147,204,863
Cognex Corp.	1,032,020	90,394,632
IPG Photonics Corp.(a)	811,938	129,106,261

		366,705,756

IT Services – 8.1%
EPAM Systems, Inc.(a)	332,566	223,896,734
PayPal Holdings, Inc.(a)	1,968,925	457,952,266
Visa, Inc. – Class A(b)	4,311,132	912,968,423

		1,594,817,423

Semiconductors & Semiconductor Equipment – 8.9%
ASML Holding NV ADR(b)	276,320	224,615,002
NVIDIA Corp.	1,902,762	486,479,161
QUALCOMM, Inc.	4,536,046	603,475,560
Texas Instruments, Inc.	362,561	67,972,936
Xilinx, Inc.	2,043,135	367,764,300

		1,750,306,959

Software – 14.1%
Adobe, Inc.(a)	928,923	604,134,362
Fortinet, Inc.(a)	809,564	272,288,756
Microsoft Corp.	5,255,190	1,742,726,108
PTC, Inc.(a)	587,326	74,795,966
Tyler Technologies, Inc.(a)	175,174	95,158,020

		2,789,103,212

		6,821,156,871

Health Care – 19.3%
Biotechnology – 2.3%
Vertex Pharmaceuticals, Inc.(a)	2,396,984	443,274,251

Health Care Equipment & Supplies – 8.0%
ABIOMED, Inc.(a)	252,997	84,005,124
Align Technology, Inc.(a)	520,177	324,782,913
Edwards Lifesciences Corp.(a)	3,075,628	368,521,747
IDEXX Laboratories, Inc.(a)	367,250	244,639,915
Intuitive Surgical, Inc.(a)	1,535,262	554,429,166

		1,576,378,865

Health Care Providers & Services – 3.8%
UnitedHealth Group, Inc.	1,637,529	754,032,979

Company	Shares	U.S. $ Value

Health Care Technology – 0.7%
Veeva Systems, Inc. — Class A(a)	438,971	$139,158,197

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	259,233	107,597,249
Mettler-Toledo International, Inc.(a)	47,008	69,613,207

		177,210,456

Pharmaceuticals – 3.6%
Zoetis, Inc.	3,322,495	718,323,419

		3,808,378,167

Communication Services – 14.9%
Entertainment – 1.4%
Electronic Arts, Inc.	882,064	123,709,476
Take-Two Interactive Software, Inc.(a)	843,806	152,728,886

		276,438,362

Interactive Media & Services – 13.5%
Alphabet, Inc. – Class C(a)	572,759	1,698,465,266
Meta Platforms, Inc. – Class A(a)	2,959,997	957,766,229

		2,656,231,495

		2,932,669,857

Consumer Discretionary – 14.4%
Diversified Consumer Services – 0.7%
Chegg, Inc.(a)	2,318,370	137,803,913

Hotels, Restaurants & Leisure – 0.7%
Domino’s Pizza, Inc.	294,613	144,056,919

Internet & Direct Marketing Retail – 6.1%
Amazon.com, Inc.(a)	300,304	1,012,754,218
Etsy, Inc.(a) (b)	765,633	191,936,537

		1,204,690,755

Specialty Retail – 4.0%
Burlington Stores, Inc.(a)	599,502	165,636,408
Home Depot, Inc. (The)	1,696,080	630,500,779

		796,137,187

Textiles, Apparel & Luxury Goods – 2.9%
NIKE, Inc. – Class B	3,405,432	569,694,719

		2,852,383,493

Industrials – 5.2%
Building Products – 1.0%
Allegion PLC	835,582	107,205,171
Trex Co., Inc.(a)	865,246	92,062,174

		199,267,345

Commercial Services & Supplies – 1.5%
Copart, Inc.(a)	1,939,327	301,158,090

Company	Shares	U.S. $ Value

Electrical Equipment – 0.5%
AMETEK, Inc.	766,685	$101,509,094

Industrial Conglomerates – 1.7%
Roper Technologies, Inc.	674,249	328,945,859

Machinery – 0.5%
IDEX Corp.	453,116	100,850,028

		1,031,730,416

Consumer Staples – 4.9%
Beverages – 2.0%
Monster Beverage Corp.(a)	4,596,719	390,721,115

Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	1,185,240	582,592,870

		973,313,985

Materials – 0.9%
Chemicals – 0.9%
Sherwin-Williams Co. (The)	536,411	169,833,087

Financials – 0.2%
Capital Markets – 0.2%
MarketAxess Holdings, Inc.	99,793	40,782,405

Total Common Stocks (cost $9,708,929,449)		18,630,248,281

SHORT-TERM INVESTMENTS – 5.7%
Investment Companies – 5.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c) (d) (e) (cost $1,117,956,075)	1,117,956,075	1,117,956,075

Total Investments – 100.0% (cost $10,826,885,524)(f)		19,748,204,356
Other assets less liabilities – 0.0%		6,255,584

Net Assets – 100.0%		$19,754,459,940

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,032,855,165 and gross unrealized depreciation of investments was $(111,536,333), resulting in net unrealized appreciation of $8,921,318,832.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Large Cap Growth Fund, Inc.

October 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$18,630,248,281	$—	$—	$18,630,248,281
Short-Term Investments	1,117,956,075	—	—	1,117,956,075

Total Investments in Securities	19,748,204,356	—	—	19,748,204,356
Other Financial Instruments(b)	—	—	—	—

Total	$19,748,204,356	$—	$—	$19,748,204,356

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2021 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,032,212	$747,697	$661,953	$1,117,956	$27